Note 21 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended			6 Months Ended
	Jul. 15, 2026 USD ($)	Jul. 13, 2026 USD ($)	Jun. 30, 2026 USD ($)	Aug. 26, 2025 USD ($)	Jun. 17, 2025 USD ($)	Aug. 31, 2026 USD ($)	Jul. 31, 2026 USD ($)	Jul. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jul. 07, 2026 USD ($)	Jul. 01, 2026 $ / shares	Jun. 22, 2026 USD ($)
Direct Financing Lease, Revenue									$ 17,932	$ 12,682
Loans Payable [Member] | N M L Loan 12 [Member]
Debt Instrument, Face Amount			$ 4,590						4,590
Loans Payable [Member] | Loans Agreements, Three NML Subsidiaries [Member]
Repayments of Debt				$ 10,282	$ 10,489
Loans Payable [Member] | Refinance Loan with Schofield Maritime Co. and Eight Other Companies [Member]
Debt Instrument, Face Amount			486,300						486,300
Proceeds from Issuance of Debt									0
Loans Payable [Member] | Plange Shipping Co. and Six Other Companies Loan Agreement [Member]
Debt Instrument, Face Amount			112,800						$ 112,800				$ 198,800
Proceeds from Issuance of Debt			$ 112,800
Subsequent Event [Member] | Loans Payable [Member] | N M L Loan 12 [Member]
Repayments of Debt							$ 4,370
Subsequent Event [Member] | Loans Payable [Member] | N M L Loan 5 [Member]
Direct Financing Lease, Revenue							$ 6,628
Subsequent Event [Member] | Loans Payable [Member] | Loans Agreements, Three NML Subsidiaries [Member]
Debt Instrument, Face Amount						$ 19,840
Subsequent Event [Member] | Loans Payable [Member] | Beardmore Maritime Co. and Four Other Companies [Member]
Debt Instrument, Face Amount											$ 234,930
Proceeds from Issuance of Debt								$ 234,538
Subsequent Event [Member] | Loans Payable [Member] | Refinance Loan with Schofield Maritime Co. and Eight Other Companies [Member]
Proceeds from Issuance of Debt	$ 486,300
Subsequent Event [Member] | Loans Payable [Member] | Plange Shipping Co. and Six Other Companies Loan Agreement [Member]
Proceeds from Issuance of Debt		$ 86,000
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2026 [Member]
Number of Dry-bulk Vessels							2
Payments to Acquire Lease Receivables							$ 34,500
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2026 [Member]
Payments to Acquire Lease Receivables						$ 30,000
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2026 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Subsequent Event [Member] | O 2026 Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares												$ 0.125
Subsequent Event [Member] | O 2026 Q3 Dividends [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares												0.476563
Subsequent Event [Member] | O 2026 Q3 Dividends [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares												0.53125
Subsequent Event [Member] | O 2026 Q3 Dividends [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares												$ 0.546875